Award Timing Disclosure	12 Months Ended
Jan. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Our general practice is to not grant equity awards in anticipation of the release of material nonpublic information or time the release of material nonpublic information for the purpose of affecting the value of executive compensation. Our compensation committee uses its business judgment to determine the amount of an equity award and would consider any material nonpublic information that is known to our compensation committee before granting an equity award. We did not grant option awards to our NEOs in fiscal 2025. Accordingly, during fiscal year 2025, we did not grant stock options or similar option-like instruments to our NEOs during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information.

Award Timing Method	Accordingly, during fiscal year 2025, we did not grant stock options or similar option-like instruments to our NEOs during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information.
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Our compensation committee uses its business judgment to determine the amount of an equity award and would consider any material nonpublic information that is known to our compensation committee before granting an equity award. We did not grant option awards to our NEOs in fiscal 2025.